Other Expenses	12 Months Ended
Dec. 31, 2016
Other Expenses [Abstract]
Other Expenses
Other Expenses

The components of other expenses for the past two years are as follows:

	For the years ended December 31,
(In thousands)	2016	2015
Travel, entertainment, training and recruiting	$825	$698
Insurance	343	333
Stationery and supplies	222	256
Retail losses	79	143
Other	373	289
Total other expenses	$1,842	$1,719